8. LEASES: Schedule of lease expense and other information related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease expense	$ 7,226,361	$ 6,721,970
Operating cash flows from operating leases	$ 7,055,046	$ 6,564,569
Weighted-average remaining lease term –operating leases (in years)	7 years 25 days	6 years 10 months 10 days
Weighted-average discount rate –operating leases	4.92%	5.67%
Lease Maturity	$ 40,196,270	$ 38,127,700
Lease Maturity, Interest	(6,033,117)	(6,472,138)
Present Value of Lease Liability	34,163,153	31,655,562
2021
Lease Maturity	6,982,155	6,823,468
2022
Lease Maturity	6,444,448	6,152,783
2023
Lease Maturity	5,577,917	5,556,754
2024
Lease Maturity	4,846,460	4,737,533
2025
Lease Maturity	4,489,926	4,008,787
2026 and beyond
Lease Maturity	$ 11,855,364	$ 10,848,375